Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Purchase of patent rights from a third-party supplier	$ 140,136	$ 980,949
Capitalized software		1,574,400
Amortization expense	$ 905,482	$ 533,328	$ 214,703